9. ASSET RETIREMENT OBLIGATIONS	6 Months Ended
Jun. 30, 2013
Asset Retirement Obligation Disclosure [Abstract]
9. ASSET RETIREMENT OBLIGATIONS

The Company has recognized the fair value of its asset retirement obligations related to the future costs of plugging, abandonment, and remediation of oil and natural gas producing properties. The present value of the estimated asset retirement obligations has been capitalized as part of the carrying amount of the related oil and natural gas properties. The liability has been accreted to its present value as of the end of each period. At June 30, 2013 (unaudited) and December 31, 2012 and 2011, the Company evaluated 122 (unaudited), 122 and 128 wells, respectively, and has determined a range of abandonment dates between January 2013 and September 2059. The following table represents a reconciliation of the asset retirement obligations for the six months ended June 30, 2013 (unaudited) and for the years ended December 31, 2012 and 2011:

	Six Month Period Ended June 30,	Year Ended December 31,
	2013	2012	2011
	(unaudited)

Asset retirement obligations, beginning of period	$2,271,999	$2,331,865	$86,277
Additions to asset retirement obligation	21,615	44,305	2,432,961
Liabilities settled during the period	(47,807)	(100,704)	(201,206)
Accretion of discount	79,413	273,564	13,833
Revision of estimate		(277,031)
Asset retirement obligations, end of period	$2,325,220	$2,271,999	$2,331,865

For the year ended December 31, 2011, approximately $2,400,000 of the additions to the asset retirement obligation are the result of the assumed asset retirement obligations from the ImPetro acquisition.